February 22, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios II, Inc. (the "Registrant")
1933 Act File No. 333-46922, Post-Effective Amendment No. 15
1940 Act File No. 811-10155, Amendment No. 15

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 15 and 1940 Act Amendment No. 15 to the Registration Statement on Form N-1A filed by the Registrant.

As we have discussed with Ms. Allison White, there has been a change of trustee of a trust that is presumed to control American Century Companies, Inc. ("ACC"),  the parent corporation of the fund's advisor. As a result of this change, we have added a section to the prospectus entitled "Recent Events Affecting Investment Advisory Agreement" and updated disclosure in the SAI describing the ownership of ACC (see "Service Providers" section).

This amendment supersedes the Registrant's Post-Effective Amendment No. 14, filed pursuant to Rule 485(a) on February 10, 2010, for the purpose of adding a summary section to the fund's prospectus to incorporate new Form N-1A requirements. This Post-Effective Amendment No. 15 is substantially similar to Post-Effective Amendment No. 14 other than the items noted above.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/  Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com